[TEXT]
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar year or Quarter Ended: MARCH 31,2000

Check here if Amendment (   ); Amendment Number:

This Amendment (Check only one.)  ( X ) is a restatement.
				(   ) adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:		Sparrow Capital Management, Inc
Address:	225 South Meramec Ave
		Suite 732T
		St. Louis, MO 63105

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Thompson
Title:		Compliance Officer
Phone: 	314-725-6161
Signature, Place, and Date of Signing:
	Mark Thompson	St. Louis, Missouri APRIL14,2000

Report Type (Check only one)
(X) 13F HOLDINGS  REPORT.
(  )  13F NOTICE.
(  )  13F COMBINATION REPORT.

List of Other Managers Reporting for this manager: 0

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13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:  158,442

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FORM 13F INFORMATION TABLE






VALUE

SH/
PUT/
INVSTMT
OTHER

VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
SHARES
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE












CISCO
COM
17275r102
7367
95,300
SH

SOLE

8820

86,480
DITECH CORP
COM
25500M103
233
2,200
SH

SOLE

2,200


AMERICAN EXPRESS CO
COM
25816109
5723
38,430
SH

SOLE

3600

34,830
AMGEN INC
COM
31162100
8261
134,600
SH

SOLE

11620

122,980
BEST BUY COMPANY
COM
86516101
15950
185,470
SH

SOLE

9000

176,470
CALPINE CORP
COM
131347106
10,670
113,520
SH

SOLE

9100

104,420
EMC CORP
COM
268648102
8,379
66,500
SH

SOLE

6640

59,860
GENERAL ELECTRIC
COM
369604103
8834
56,766
SH

SOLE

4520

52,246
HOME DEPOT INC
COM
437076102
7074
109,682
SH

SOLE

8400

101,282
KERR-MCGEE CORP
COM
492386107
5213
90,280
SH

SOLE

8700

81,580
LEXMARK INT'L GROUP
COM
529771107
6810
64,400
SH

SOLE

5720

58,680
KNIGHT/TRIMARK
COM
499068104
6124
120,080
SH

SOLE

11380

108,700
INTEL
COM
458140100
7961
60,345
SH

SOLE

4,625

55,720
MICROSOFT CORP
COM
594918104
8026
75,541
SH

SOLE

5745

69,796
MORGAN STANLEY, DEAN
COM
617446448
10135
122,295
SH

SOLE

9260

113,035
MOTOROLA INC
COM
620076109
7759
53,150
SH

SOLE

4710

48,440
SUN MICROSYSTEMS
COM
866810104
7676
81,924
SH

SOLE

6800

75,124
ORACLE CORP
COM
68389X105
8572
109,820
SH

SOLE

9,600

100,220
TYCO INTERNATIONAL
COM
902124106
10281
205,120
SH

SOLE

15,720

189,400
WAL MART STORES INC
COM
931142103
7124
126,102
SH

SOLE

10,260

115,842
























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